AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Affiliated Mutual Fund — 60.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	184,679,237	$2,153,359,904
(cost $1,933,708,051)(wa)
Common Stocks — 8.0%
Aerospace & Defense — 0.3%
Hanwha Aerospace Co. Ltd. (South Korea)	3,207	2,734,630
Karman Holdings, Inc.*(a)	9,945	796,097
Loar Holdings, Inc.*(a)	23,648	1,354,794
Safran SA (France)	15,409	5,042,277
Woodward, Inc.	803	287,410
		10,215,208
Automobile Components — 0.1%
Gentex Corp.	22,115	483,213
Sumitomo Electric Industries Ltd. (Japan)	61,000	3,466,025
		3,949,238
Automobiles — 0.1%
Kia Corp. (South Korea)	31,774	3,137,079
Banks — 1.2%
Al Rajhi Bank (Saudi Arabia)	82,733	2,358,446
BankUnited, Inc.	18,845	851,040
Commerce Bancshares, Inc.	23,515	1,156,938
Cullen/Frost Bankers, Inc.	9,995	1,370,114
DBS Group Holdings Ltd. (Singapore)	99,640	4,433,993
First Financial Bancorp	32,032	893,052
First Hawaiian, Inc.	28,184	694,454
First Horizon Corp.	52,011	1,183,770
First Interstate BancSystem, Inc. (Class A Stock)(a)	27,397	915,060
HDFC Bank Ltd. (India), ADR	126,677	3,151,724
Itau Unibanco Holding SA (Brazil), ADR	251,867	2,110,645
KBC Group NV (Belgium)	26,896	3,291,855
Mitsubishi UFJ Financial Group, Inc. (Japan)	292,900	4,959,949
National Bank of Greece SA (Greece)	133,574	2,063,436
NatWest Group PLC (United Kingdom)	305,980	2,266,684
Royal Bank of Canada (Canada)	26,223	4,239,112
ServisFirst Bancshares, Inc.(a)	12,524	912,123
Standard Chartered PLC (United Kingdom)	97,586	2,033,678
UniCredit SpA (Italy)	39,111	2,805,972
Wintrust Financial Corp.	9,423	1,309,232
WSFS Financial Corp.	14,860	972,735
		43,974,012
Beverages — 0.0%
Primo Brands Corp.	55,169	1,038,832
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)	243,200	3,812,036
MercadoLibre, Inc. (Brazil)*	890	1,538,828
		5,350,864
	Shares	Value
Common Stocks (continued)
Building Products — 0.2%
AAON, Inc.(a)	9,220	$762,955
Hayward Holdings, Inc.*	123,103	1,647,118
Janus International Group, Inc.*	134,280	691,542
Modine Manufacturing Co.*(a)	7,230	1,566,814
SAL TopCo LLC*^	1,709,579	171
Simpson Manufacturing Co., Inc.	4,623	793,399
		5,461,999
Capital Markets — 0.3%
3i Group PLC (United Kingdom)	45,083	1,469,300
Evercore, Inc. (Class A Stock)	4,787	1,428,967
MarketAxess Holdings, Inc.	7,573	1,249,394
Miami International Holdings, Inc.*	25,513	992,966
Moelis & Co. (Class A Stock)	16,073	916,161
Morningstar, Inc.	7,390	1,249,280
Ridgepost Capital, Inc. (Class A Stock)	39,942	289,979
StepStone Group, Inc. (Class A Stock)	27,574	1,315,831
Wealthfront Corp.*(a)	64,816	599,548
		9,511,426
Chemicals — 0.3%
Air Liquide SA (France)	18,789	3,883,658
Balchem Corp.	6,415	1,087,214
Element Solutions, Inc.	49,523	1,690,715
Novonesis Novozymes B (Denmark)	30,927	1,837,410
Perimeter Solutions, Inc.*	38,517	940,585
Quaker Chemical Corp.(a)	4,974	617,920
Solstice Advanced Materials, Inc.	13,290	1,012,167
		11,069,669
Commercial Services & Supplies — 0.1%
Casella Waste Systems, Inc. (Class A Stock)*(a)	15,653	1,241,909
MSA Safety, Inc.(a)	9,249	1,516,374
		2,758,283
Communications Equipment — 0.0%
Digi International, Inc.*	15,000	723,000
Construction & Engineering — 0.2%
Legence Corp. (Class A Stock)*	9,885	558,107
Obayashi Corp. (Japan)	140,600	3,405,398
WillScot Holdings Corp.(a)	71,862	1,247,524
WSP Global, Inc. (Canada)	11,887	1,850,001
		7,061,030
Construction Materials — 0.0%
Eagle Materials, Inc.(a)	4,930	933,988
Consumer Finance — 0.1%
Bajaj Finance Ltd. (India)	204,101	1,746,428
Figure Technology Solutions, Inc. (Class A Stock)*(a)	15,451	524,561
		2,270,989
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	2,536	249,593
Chefs’ Warehouse, Inc. (The)*(a)	14,799	879,801
A1

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Performance Food Group Co.*	10,925	$935,835
		2,065,229
Containers & Packaging — 0.0%
AptarGroup, Inc.	4,294	541,130
Distributors — 0.0%
Pool Corp.	5,702	1,153,686
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	16,796	1,379,455
Driven Brands Holdings, Inc.*(a)	30,021	378,565
		1,758,020
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	89,452	3,338,641
Telstra Group Ltd. (Australia)	872,659	3,221,516
		6,560,157
Electric Utilities — 0.0%
Portland General Electric Co.	16,590	875,454
Electrical Equipment — 0.1%
Forgent Power Solutions, Inc.*(a)	27,941	817,833
Legrand SA (France)	23,112	3,590,556
		4,408,389
Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.	9,079	1,383,186
Bel Fuse, Inc. (Class B Stock)	4,519	894,671
Fabrinet (Thailand)*(a)	2,840	1,481,117
Novanta, Inc.*(a)	11,430	1,349,997
		5,108,971
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	18,264	865,166
Flowco Holdings, Inc. (Class A Stock)	32,811	675,906
Liberty Energy, Inc.	20,794	598,867
		2,139,939
Food Products — 0.2%
Freshpet, Inc.*	11,974	705,987
Nestle SA	40,604	3,982,889
Utz Brands, Inc.	86,050	681,516
		5,370,392
Ground Transportation — 0.1%
Landstar System, Inc.	4,483	718,670
Saia, Inc.*	2,452	861,338
		1,580,008
Health Care Equipment & Supplies — 0.1%
Envista Holdings Corp.*	51,601	1,309,118
ICU Medical, Inc.*(a)	8,041	1,038,495
		2,347,613
Health Care Providers & Services — 0.1%
Chemed Corp.	2,335	882,023
Concentra Group Holdings Parent, Inc.	44,261	949,398
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Encompass Health Corp.	11,579	$1,120,037
HealthEquity, Inc.*	14,182	1,185,190
Molina Healthcare, Inc.*	1,359	181,154
NMC Health PLC (United Arab Emirates)*^	411	—
		4,317,802
Health Care Technology — 0.0%
Doximity, Inc. (Class A Stock)*	19,507	454,513
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc.	14,515	1,339,299
Hotels, Restaurants & Leisure — 0.2%
Compass Group PLC (United Kingdom)	93,098	2,597,521
Monarch Casino & Resort, Inc.	8,381	801,224
Planet Fitness, Inc. (Class A Stock)*	16,915	1,258,138
Shake Shack, Inc. (Class A Stock)*	9,230	816,578
Wyndham Hotels & Resorts, Inc.	14,933	1,213,007
		6,686,468
Household Durables — 0.2%
Midea Group Co. Ltd. (China) (Class H Stock)	175,700	1,890,907
Sony Group Corp. (Japan)	199,315	4,154,270
		6,045,177
Industrial Conglomerates — 0.1%
Siemens AG (Germany)	19,599	4,774,985
Industrial REITs — 0.0%
EastGroup Properties, Inc.	3,941	729,440
Insurance — 0.3%
Accelerant Holdings (Cayman Islands) (Class A Stock)*	35,318	471,849
AIA Group Ltd. (Hong Kong)	266,600	2,962,280
Intact Financial Corp. (Canada)	9,728	1,762,802
Kinsale Capital Group, Inc.(a)	3,668	1,253,209
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,982	4,409,421
Neptune Insurance Holdings, Inc. (Class A Stock)*	29,944	724,345
RLI Corp.(a)	9,852	561,958
		12,145,864
Interactive Media & Services — 0.1%
Tencent Holdings Ltd. (China)	78,700	4,963,796
IT Services — 0.0%
DigitalOcean Holdings, Inc.*	4,835	414,746
Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	8,349	780,465
Life Sciences Tools & Services — 0.0%
Medpace Holdings, Inc.*	1,115	535,412
Machinery — 0.4%
Alliance Laundry Holdings, Inc.*	34,538	716,318

A2

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class A Stock)	199,033	$3,512,301
Hillman Solutions Corp.*	112,679	937,489
IHI Corp. (Japan)	81,600	1,683,653
Lincoln Electric Holdings, Inc.	2,694	671,022
Middleby Corp. (The)*	7,917	1,049,636
RBC Bearings, Inc.*	2,675	1,452,846
Volvo AB (Sweden) (Class B Stock)(a)	90,405	2,972,455
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	869,000	1,283,204
		14,278,924
Metals & Mining — 0.2%
Rio Tinto PLC (Australia)	44,156	4,096,516
Severstal PAO (Russia), GDR*^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	558,000	2,510,162
		6,606,680
Multi-Utilities — 0.2%
Engie SA (France)	181,693	5,855,503
Oil, Gas & Consumable Fuels — 0.4%
Canadian Natural Resources Ltd. (Canada)	37,822	1,845,015
DT Midstream, Inc.(a)	6,692	901,212
Shell PLC	181,544	8,408,218
SM Energy Co.	37,265	1,161,923
		12,316,368
Personal Care Products — 0.0%
elf Beauty, Inc.*(a)	10,964	664,528
Pharmaceuticals — 0.2%
Novartis AG	21,732	3,335,741
Roche Holding AG	8,719	3,479,673
UCB SA (Belgium)	4,654	1,402,235
		8,217,649
Professional Services — 0.1%
Andersen Group, Inc. (Class A Stock)*(a)	21,444	583,277
First Advantage Corp.*(a)	64,812	762,189
Paylocity Holding Corp.*	7,755	837,850
RELX PLC (United Kingdom)	57,314	1,908,755
Verra Mobility Corp.*	54,227	774,904
		4,866,975
Real Estate Management & Development — 0.1%
Colliers International Group, Inc. (Canada)	13,360	1,428,050
Cushman & Wakefield Ltd.*	99,939	1,225,252
		2,653,302
Semiconductors & Semiconductor Equipment — 0.7%
Allegro MicroSystems, Inc. (Japan)*(a)	31,905	1,005,965
ASML Holding NV (Netherlands)	3,272	4,350,964
Infineon Technologies AG (Germany)	57,609	2,613,498
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MACOM Technology Solutions Holdings, Inc.*	6,132	$1,361,733
Power Integrations, Inc.(a)	20,770	1,063,424
SK hynix, Inc. (South Korea)	7,196	4,082,759
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	106,000	6,130,460
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	16,613	5,614,363
		26,223,166
Software — 0.1%
CCC Intelligent Solutions Holdings, Inc.*(a)	92,740	556,440
Manhattan Associates, Inc.*	4,780	636,314
nCino, Inc.*(a)	31,892	477,742
Qualys, Inc.*(a)	7,028	617,410
Tyler Technologies, Inc.*	1,411	483,098
		2,771,004
Specialty Retail — 0.0%
Five Below, Inc.*	1,799	411,036
Warby Parker, Inc. (Class A Stock)*	25,549	538,317
		949,353
Textiles, Apparel & Luxury Goods — 0.0%
Asics Corp. (Japan)	58,100	1,562,025
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	58,338	3,387,036
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	5,078	1,347,295
Core & Main, Inc. (Class A Stock)*	26,375	1,302,925
ITOCHU Corp. (Japan)	219,100	2,787,060
Xometry, Inc. (Class A Stock)*	11,744	479,625
		5,916,905

Total Common Stocks (cost $247,937,620)		280,821,990
Unaffiliated Exchange-Traded Funds — 27.8%
JPMorgan Active Growth ETF	2,327,616	196,730,105
JPMorgan Active Value ETF(a)	2,801,435	201,002,961
JPMorgan Global Select Equity ETF(a)	6,078,632	396,752,311
JPMorgan Ultra-Short Income ETF	3,730,574	188,804,350

Total Unaffiliated Exchange-Traded Funds (cost $956,026,835)		983,289,727

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.0%
Cosmetics/Personal Care — 0.0%
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/27^(d)	22	—

A3

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26^(d)	70	$—
8.000%	02/09/27^(d)	315	—
			—

Total Corporate Bonds (cost $0)			—
Floating Rate and Other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan
—%(p)	06/30/26^	484	120,330
First Lien A R 2023 FLSO PIK Term Loan
—%(p)	06/30/26^	306	1
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^	13	12,733
			133,064
Media — 0.0%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
8.672%(c)	10/31/27	107	77,406
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	92	918

Total Floating Rate and Other Loans (cost $959,384)			211,388
U.S. Treasury Obligation(k) — 1.7%
U.S. Treasury Notes
4.125%	01/31/27	60,781	60,965,891
(cost $61,055,380)

Total Long-Term Investments—98.4% (cost $3,199,687,270)			3,478,648,900

	Shares
Short-Term Investments — 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	41,575,572	41,575,572
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $23,619,538; includes $23,531,857 of cash collateral for securities on loan)(b)(wa)	23,636,805	23,620,260

Total Short-Term Investments (cost $65,195,110)		65,195,832

TOTAL INVESTMENTS—100.3% (cost $3,264,882,380)		3,543,844,732

Liabilities in excess of other assets(z) — (0.3)%		(9,115,467)

Net Assets — 100.0%		$3,534,729,265

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GSI	Goldman Sachs International
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $134,155 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,909,902; cash collateral of $23,531,857 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.

A4

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,414	10 Year U.K. Gilt	Jun. 2026	$164,305,165	$(8,978,398)
719	10 Year U.S. Treasury Notes	Jun. 2026	79,842,707	(1,266,790)
919	Euro-BTP Italian Government Bond	Jun. 2026	123,515,657	(3,878,135)
1,124	Mini MSCI EAFE Index	Jun. 2026	163,041,820	(1,446,807)
1,052	S&P 500 E-Mini Index	Jun. 2026	345,621,450	(6,077,344)
185	S&P 500 E-Mini Communication Services Sector Index	Jun. 2026	27,012,313	(839,811)
239	TOPIX Index	Jun. 2026	52,768,092	(1,958,092)
175	S&P 500 E-Mini Financials Sector Index	Jun. 2026	26,818,750	80,584
98	S&P 500 E-Mini Technology Sector Index	Jun. 2026	26,458,040	(1,274,198)
				(25,638,991)
Short Positions:
1,104	10 Year Euro-Bund	Jun. 2026	160,004,963	2,852,200
224	10 Year Japanese Bonds	Jun. 2026	183,922,624	2,147,761
591	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	68,888,438	1,443,681
560	10 Year Australian Treasury Bonds	Jun. 2026	41,633,043	310,676
827	DJ US Real Estate Index	Jun. 2026	29,755,460	891,258
720	Mini MSCI Emerging Markets Index	Jun. 2026	52,365,600	206,057
844	Russell 2000 E-Mini Index	Jun. 2026	106,014,840	(656,003)
711	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2026	59,155,200	1,776,064
				8,971,694
				$(16,667,297)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/26	BARC	AUD	62,038	$43,661,254	$42,791,548	$—	$(869,706)
Euro,
Expiring 04/22/26	CITI	EUR	62,977	72,274,961	72,873,022	598,061	—
New Zealand Dollar,
Expiring 04/22/26	CITI	NZD	154,874	90,229,896	89,066,165	—	(1,163,731)
Swedish Krona,
Expiring 04/22/26	GSI	SEK	278,877	29,707,179	29,494,552	—	(212,627)
				$235,873,290	$234,225,287	598,061	(2,246,064)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/22/26	CITI	GBP	40,024	$53,082,550	$52,974,236	$108,314	$—
Euro,
Expiring 04/22/26	ML	EUR	62,977	72,703,346	72,873,022	—	(169,676)
Japanese Yen,
Expiring 04/22/26	BARC	JPY	2,341,810	14,743,987	14,787,507	—	(43,520)
A5

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/22/26	GSI	NZD	13,002	$7,598,627	$7,477,033	$121,594	$—
Norwegian Krone,
Expiring 04/22/26	BARC	NOK	276,552	28,356,267	28,558,442	—	(202,175)
Swedish Krona,
Expiring 04/22/26	ML	SEK	279,851	29,667,552	29,597,592	69,960	—
Swiss Franc,
Expiring 04/22/26	BARC	CHF	45,431	57,888,899	56,963,717	925,182	—
				$264,041,228	$263,231,549	1,225,050	(415,371)
						$1,823,111	$(2,661,435)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	150	$2,150	$—	$2,150	BOA
ABX.HE.AAA	05/25/46	0.110%(M)	70	1,003	—	1,003	BOA
				$3,153	$—	$3,153
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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